Interim Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities
Net loss for the period	$ (3,051,492)	$ (7,798,641)	$ (9,838,317)	$ (1,067,284)	$ (8,517,850)
Items not involving cash:
Change in fair value of derivative liability	(2,113,391)	670,790	739,375	0	0
Accretion	23,959	176,488	176,488	1,344	0
Stock-based compensation	431,986	1,970,345	2,340,876	807,157	8,500,000
Gain on extinguishment of debt	(268,334)	0
Changes in non-cash working capital items:
Receivables	(119,567)	(2,035)	(8,945)	0	0
Accounts Payable	128,457	975,694	979,040	210,085	5,836
Prepaid expenses	(384,629)	(150,364)	(110,873)	(300,000)	0
Foreign exchange re-measurement	(901,518)	(222,244)	(598,929)	0	0
Net cash used in operating activities	(6,254,529)	(4,379,967)	(6,321,285)	(348,698)	(12,014)
Cash flows from investing activities
Short term investment	378,000	0	(378,000)	0	0
Net cash provided by investing activities	378,000	0	(378,000)	0	0
Cash flows from financing activities
Cash acquired on recapitalization			23,904	0	0
Issuance of share capital	2,299,913	7,017,009	7,017,009	0	10,000
Issuance of warrants	532,523	0
Share issuance cost	(141,100)	(379,806)	(379,806)	0	0
Proceeds from shares to be issued			(39,545)	0	0
Proceeds from bridge loan			150,000	0	0
Short term loan			0	(2,231)	2,231
Convertible debenture and credit facility proceeds	7,000,000	633,195	632,076	366,680	0
Net cash provided by financing activities	9,691,336	7,270,398	7,482,728	364,449	12,231
Effect of foreign exchange rate changes on cash	116,650	0	(380,518)	0	0
Net change in cash and cash equivalents	3,931,457	2,890,431	402,925	15,751	217
Cash and cash equivalents, beginning of the period	418,893	15,968	15,968	217	0
Cash and cash equivalents, end of the period	4,350,350	2,906,399	418,893	15,968	217
Supplemental cash flow information
Interest paid in cash	1,644	11,144	11,144	0	0
Income taxes paid in cash	$ 0	$ 0	0	0	0
Total supplemental information of cash flows			$ 11,144	$ 0	$ 0